Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	Mirae Asset Discovery Funds
Entity Central Index Key	0001489215
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	Apr. 29, 2020
Prospectus Date	Apr. 29, 2020